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     As filed with the Securities and Exchange Commission on November 6, 2000


                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 13


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 16


                                 MEMORIAL FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                D. Blaine Riggle
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]     immediately  upon  filing  pursuant  to Rule 485,  paragraph  (b)(1)
[X]     on November 7, 2000 pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing  pursuant  to Rule 485,  paragraph  (a)(1)
[ ]     on  _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on  __________________pursuant  to Rule 485, paragraph (a)(2)

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Daily Cash Fund. Daily Cash Fund is structured as a master-feeder fund and this registration statement is also executed by Core Trust (Delaware).

Parts A, B and C of the Registrant's Post-Effective Amendment No. 11 under the Securities Act of 1933, as amended, ("1933 Act") and Amendment No. 14 under the Investment Company Act of 1940 ("1940 Act") (Parts A, B and C referred to hereinafter as the "Amendment"), filed on July 21, 2000, are being incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment, until November 7, 2000.

                                                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on November 6, 2000.


                                               MEMORIAL FUNDS

                                               Christopher W. Hamm, President
                                               /s/ D. Blaine Riggle*


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on November 6, 2000.


(a)      Principal Executive Officer

         /s/ D. Blaine Riggle*
         Christopher W. Hamm, President

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch, Treasurer

(c)      All of the Trustees

         /s/ D. Blaine Riggle*
         Christopher W. Hamm, Trustee

         /s/ John Y. Keffer
         John Y. Keffer, Trustee

         Jay Brammer, Trustee*
         J.B. Goodwin, Trustee*
         Robert Stillwell, Trustee*

         By: /s/ D. Blaine Riggle*
         D. Blaine Riggle, Attorney-in-Fact*